Vessel, net (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Sep. 30, 2018
Net Book Value [Abstract]
Beginning balance	$ 7,070,404		$ 7,366,935
Ending balance	6,995,350	$ 7,366,935	7,070,404
Vessel [Member]
Vessel Cost [Abstract]
Beginning balance	7,549,281	0	7,549,281
Acquisition		7,549,281
Ending balance	7,549,281	7,549,281	7,549,281
Accumulated Depreciation [Abstract]
Beginning balance	(478,877)	0	(182,346)
Period depreciation	(75,054)	(182,346)	(296,531)
Ending balance	(553,931)	(182,346)	(478,877)
Net Book Value [Abstract]
Beginning balance	7,070,404	0	7,366,935
Ending balance	$ 6,995,350	$ 7,366,935	$ 7,070,404